Sales - Reconciliation of deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Deferred revenue related to customer contracts at beginning of period	€ 2,002	€ 2,021	€ 2,071
Business related variations	(20)	(18)	(40)
Changes in the scope of consolidation	101	7
Translation adjustment	13	2	(16)
Reclassifications and other items	(3)	(10)	6
Deferred revenue related to customer contracts at end of period	€ 2,093	€ 2,002	€ 2,021